                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                                  INVESTING IN
              NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                       Supplement dated February 11, 2005
                      to the Prospectus dated May 1, 2004

     This supplement amends the May 1, 2004 Prospectus for the New York Life Insurance and Annuity Corporation's NYLIAC Survivorship Variable Universal Life policies ("Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectus for the Policies, as amended. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purpose of this supplement is to add an enhanced Dollar Cost Averaging ("DCA Plus") Account feature to the Policies, as described below. DCA Plus will be available only for new Policies sold on or after the date of this supplement. THIS DCA PLUS ACCOUNT FEATURE MAY BE DISCONTINUED AT ANY TIME.

     The Prospectus is amended as follows:

      1. On page 2 of the Prospectus, the Table of Contents heading "Amount in the Fixed Account" is revised to state: Amount in the Fixed Account and/or DCA Plus Account.

      2. On page 2 of the Prospectus, the Table of Contents heading "The Fixed Account" is revised to state: The Fixed Account and/or DCA Plus Account.

      3. On page 2 of the Prospectus, the Table of Contents heading "Transfers Among Investment Divisions and the Fixed Account" is revised to state:
         Transfers Among Investment Divisions, the Fixed Account, and the DCA Plus Account.

      4. On page 2 of the Prospectus, the Table of Contents heading "Investment Divisions and the Fixed Account" is revised to state: Investment Divisions, the Fixed Account, and the DCA Plus Account.

      5. On page 2 of the Prospectus, the Table of Contents, add Dollar Cost Averaging Plus ("DCA Plus") under Options available at No Additional Charge.

      6. On page 4 of the Prospectus, under the heading "Summary of Benefits and Risks -- Protection" the reference to "and the Fixed Account" in the second sentence is revised to state: ", Fixed Account and/or DCA Plus Account". In the second bullet "Fixed Account" is revised to state:
         Fixed Account and/or DCA Plus Account.

      7. On page 5 of the Prospectus, under the heading "Investment Divisions" the first sentence is deleted and replaced with the following: "This policy offers you a choice of 27 Investment Divisions, the Fixed Account, and the DCA Plus Account; you can choose up to 21." The second sentence is deleted and replaced with the following:

           You can transfer all or part of the Cash Value of your policy between Investment Divisions and/or the Fixed Account and/or the DCA Plus Account tax free, within limits. Transfers to the DCA Plus Account are not allowed.

      8. On page 5 of the Prospectus, following the paragraph with the heading "Automated Investment Features" add the following paragraph:

           DOLLAR COST AVERAGING PLUS

           You may have the option of electing the Dollar Cost Averaging Plus ("DCA Plus") feature that allows you to set up dollar cost averaging using the DCA Plus Account when an initial premium payment is made.

      9. On page 5 of the Prospectus, under the heading "A Highly-Rated Company" the reference to "Fixed Account" is revised to state: General Account.

     10. On page 7 of the Prospectus, under the head "Excessive Transfer Activity" the reference to "Fixed Account" in the third line is revised to state: Fixed Account and DCA Plus Account.

     11. On page 13 of the Prospectus, under the heading "DEFINITIONS" delete the definition of "Cash Value" and replace it with the following:

           The total value of your policy's accumulation units in the Separate Account plus any amount in the Fixed Account and DCA Plus Account.

     12. On page 13 of the Prospectus, under the heading "DEFINITIONS" add the following:

           DOLLAR COST AVERAGING PLUS ("DCA PLUS") ACCOUNT: The 12-month Dollar Cost Averaging account used specifically for the DCA Plus Program.

     13. On page 15 of the Prospectus, under the heading "Management and Organization -- Your Policy "the first paragraph is deleted and replaced with the following:

           SVUL is offered by NYLIAC. Policy assets are invested in NYLIAC Variable Universal Life Separate Account -- I (the "Separate Account"), which has been in existence since June 4, 1993. The Policy has two series (Series 1 and 2), which offer life insurance protection, a choice of Life Insurance Benefit options, flexible premium payments, loans and withdrawals (which may be subject to a surrender charge), changes in the face amount of the Policy, and the ability to invest in up to 21 of the available 27 Investment Divisions, including the Fixed Account and DCA Plus Account. The DCA Plus Account is only available for new sales of Series 2.

     14. On page 15 of the Prospectus, under the heading "About the Separate Account" the fourth sentence of the second paragraph is deleted and replaced with the following:

           Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of NYLIAC's Fixed Account or DCA Plus Account, and the performance of any other Separate Account.

     15. On page 16 of the Prospectus, the paragraph with the heading "The Fixed Account" is deleted and replaced with the following:

           THE FIXED ACCOUNT AND DCA PLUS ACCOUNT The Fixed Account and DCA Plus Account are supported by the assets in our General Account, which includes all of our assets except those assets specifically allocated to separate accounts. These assets are subject to the claims of our general creditors. We can invest the assets of the Fixed Account and DCA Plus Account however we choose, within limits. Your interest in the Fixed Account and DCA Plus Account is not registered under the Securities Act of 1933, as amended (the "1933 Act"), and the Fixed Account and DCA Plus Account are not registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act") Therefore, the Fixed Account and DCA Plus Account and any interest earned in the Fixed Account and DCA Plus Account generally are not subject to these statutes.

     16. On page 21 of the Prospectus, in the first paragraph immediately below the chart, the second sentence is deleted and replaced with the following:

           You can allocate net premium payment to a maximum of 21 of the 27 Investment Divisions, Fixed Account, and/or DCA Plus Account, and you can transfer Cash Value to a maximum of 21 of those same 27 Investment Divisions and/or the Fixed Account.

     17. On page 21 of the Prospectus, under the heading "Investment Return" references to the term "Fixed Account" in the first paragraph are revised to state: Fixed Account and DCA Plus Account. The third paragraph under this section is deleted and replaced with the following:

           We will credit any amounts in the Fixed Account and DCA Plus Account with a fixed interest rate which we declare periodically in advance, at our sole discretion. This rate will never be less than an annual rate of 4%. We may credit different interest rates to loaned and unloaned amounts in the Fixed Account and DCA Plus Account. All net premiums applied to the Fixed Account and DCA Plus Account, and amounts transferred to the Fixed Account, receive the loaned amount rate or the unloaned amount rate in effect at that time. Interest accrues daily and is credited on each Monthly Deduction Day.

     18. On page 25 of the Prospectus, under the heading "Expense Allocation" the reference to "Fixed Account" on the last line of the second paragraph is revised to state: Fixed Account and/or DCA Plus Account.

     19. On page 27 of the Prospectus, under the heading "Loan Charges" the third sentence of the first paragraph is deleted and replaced with the following:

           When you request a loan, a transfer of funds will be made from the Separate Account (or DCA Plus Account, if so requested) to the Fixed Account so that the cash value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans, including accrued loan interest.

     20. On page 28 of the Prospectus, under the heading "The Policy" item (6) in the first paragraph is deleted and replaced with the following:

           (6) a selection of premium and expense allocation options, including 27 Investment Divisions, a Fixed Account with a guaranteed minimum interest rate, and a DCA Plus Account.

     21. On page 29 of the Prospectus, under the heading "Cash Value" references to "Fixed Account" in the first sentence and third bullet are revised to state: Fixed Account and/or DCA Plus Account.

     22. On page 29 of the Prospectus, the heading "Investment Divisions and the Fixed Account" is revised to state: "Investment Divisions, the Fixed Account, and the DCA Plus Account". The paragraph is deleted and replaced with the following:

           The balance of your premium payment after we deduct the premium charges is called your net premium. We allocate your net premium among your selected Investment Divisions available under the policy and the Fixed Account, and within limits the DCA Plus Account, based on your instructions. You can allocate your net premium to a maximum of 21 Investment Divisions, Fixed Account, and/or DCA Plus Account.

     23. On page 30 of the Prospectus, the heading "Amount in the Fixed Account" is deleted and replaced with the following:

           AMOUNT IN THE FIXED ACCOUNT AND/OR DCA PLUS ACCOUNT

           You can choose to allocate all or a part of your net premium payments to the Fixed Account and, within limits, to the DCA Plus Account. The amount you have in the Fixed Account and/or DCA Plus Account equals:

                (1) the sum of the net premium payments you have allocated to the Fixed Account and/or DCA Plus Account;

           plus (2) any transfers you have made from the Separate Account to the Fixed Account (no transfers can be made into the DCA Plus);

           plus (3) any interest credited to the Fixed Account and/or DCA Plus
                    Account;

           less (4) any amounts you have withdrawn from the Fixed Account and/or
                    DCA Plus Account;

           less (5) any charges we have deducted from the Fixed Account and/or
                    DCA Plus Account;

           less (6) any transfers you have made from the Fixed Account and/or
                    DCA Plus Account to the Separate Account.

     24. On page 30 of the Prospectus, the heading "Transfers Among Investment Divisions and the Fixed Account" is revised to state: "Transfers Among Investment Divisions, the Fixed Account, and DCA Plus Account". The first paragraph is deleted and replaced with the following:

           You can transfer all or part of the Cash Value of your policy (1) from the Fixed Account to the Investment Divisions of the Separate Account, (2) from the DCA Plus Account to the Investment Divisions of the Separate Account, (3) from the DCA Plus Account to the Fixed Account, (4) from the Investment Divisions of the Separate Account to the Fixed Account, or (5) between the Investment Divisions in the Separate Account. You cannot transfer any portion of the Cash Value of your policy from either the Investment Divisions of the Separate Account or from the Fixed Account to the DCA Plus Account. You may choose to allocate Cash Value to a maximum of 21 of the 27 Investment Divisions and/or Fixed Account.

     25. On page 30 of the Prospectus, under the heading "Transfers Among Investment Divisions and the Fixed Account -- Maximum Transfer" add the following after the last sentence of the paragraph:

           Transfers made in connection with DCA Plus will not count toward these maximum transfer limits.

     26. On page 30 of the Prospectus, under the heading "Transfers Among Investment Divisions and the Fixed Account -- Minimum Transfer" add the following sentence to the end of the paragraph:

           Minimum transfer limitations do not count on transfers made from DCA Plus to the Investment Divisions or the Fixed Account.

     27. On page 31 of the Prospectus, under the heading "Transfers Among Investment Divisions and the Fixed Account -- Transfer Charge" the last sentence of the paragraph is revised as follows:

           We will not count any transfer made in connection with the Dollar Cost Averaging, DCA Plus, Automatic Asset Reallocation and Interest Sweep options as a transfer toward the twelve transfer limit.

     28. On page 33 of the Prospectus, under the heading "Options Available at No Additional Charge" add a new bullet as follows:

           DOLLAR COST AVERAGING PLUS ("DCA PLUS") (MAY BE DISCONTINUED AT ANY
           TIME) DCA Plus permits you to set up automatic dollar cost averaging using the DCA Plus Account when an initial premium payment is made. DCA Plus must be elected at the time your policy is issued. (See the SAI for more information.)

     29. On page 37 of the Prospectus, under the heading "Premium Payments" the reference to "Fixed Account" in the third sentence of the first paragraph is revised to state: Fixed Account and/or DCA Plus Account. In the second sentence of the second paragraph, the reference to "Fixed Account" is revised to state: Fixed Account and/or DCA Plus Account.

     30. On page 40 of the Prospectus, under the heading "When We Pay Policy Proceeds" in the second bullet reference to "Fixed Account" is revised to state: Fixed Account and/or DCA Plus Account.

     31. On page 46 of the Prospectus, under the heading "Requesting a Partial Withdrawal" references to the term "Fixed Account" in the fifth paragraph are revised to state: Fixed Account and/or DCA Plus Account.

     32. On page 48 of the Prospectus, under the heading "Cash Surrender Value" in the fourth sentence reference to "Fixed Account" is revised to state: Fixed Account and/or DCA Plus Account.

     33. On page 48 of the Prospectus, under the heading "Loans" in the fifth sentence reference to "Fixed Account" is revised to state: Fixed Account and/or DCA Plus Account.

     34. On page 49 of the Prospectus, under the heading "Your Policy as Collateral for a Loan" the first sentence is deleted and replaced with the following:

           When you request a loan, a transfer of funds will be made from the Separate Account (and/ or the DCA Plus Account, if so requested) to the Fixed Account so that the cash value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans, including accrued loan interest.

        The third sentence of the paragraph is deleted and replaced with the following:

           We will transfer these funds from the Investment Divisions of the Separate Account (and/or from the DCA Plus Account) in accordance with your instructions or, if you have not provided us with any instructions, in proportion to the amounts you have in each Investment Division.

        The last sentence of the paragraph is deleted and replaced with the following:

           Additionally, if the monthly deductions from cash value will cause the cash value of the Fixed Account to fall below the total amount of all outstanding policy loans and any accrued interest, we will take these deductions first from the Investment Divisions in proportion to the amounts you have invested, and then from the DCA Plus Account.

     35. On page 49 of the Prospectus, under the heading "Interest on the Cash Value Held as Collateral" the second sentence is deleted and replaced with the following:

           The rate on the loaned amount in the Fixed Account may also be different from the rate we credit on other amounts in the Fixed Account or amounts in the DCA Plus Account.

     36. On page 50 of the Prospectus, under the heading "Loan Repayment" at the end of the third sentence add the phrase "and/or DCA Plus Account." Add a new sentence at the end of the paragraph that states:

           Repayment of loans from the DCA Plus Account will be allocated to the Fixed Account.

     37. On page 53 of the Prospectus, under the heading "Charges for Taxes" references to "Fixed Account" in the fourth sentence of the first paragraph is revised to state: Fixed Account and/or DCA Plus Account.

     38. On page 59 of the Prospectus, under the heading "Records and Reports" at the end of the first sentence add the phrase: "and DCA Plus Account."

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

NYLIAC (2/05)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE

                                  INVESTING IN
              NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                       Supplement dated February 11, 2005
      to the Statement of Additional Information ("SAI") dated May 1, 2004

     This supplement amends the May 1, 2004 SAI for the New York Life Insurance and Annuity Corporation's NYLIAC Survivorship Variable Universal Life policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2004 SAI for the Policies, as amended. The terms we use in this supplement have the same meanings as in the SAI for the Policies.

     The purpose of this supplement is to add to the Policies an enhanced Dollar Cost Averaging ("DCA Plus") Account feature as described below. DCA Plus will be available for new Policies sold on or after the date of this supplement. THIS DCA PLUS ACCOUNT FEATURE MAY BE DISCONTINUED AT ANY TIME.

     The SAI is amended as follows:

      1. On page 10 of the SAI, under the heading "DOLLAR COST AVERAGING" the third paragraph is revised by adding a second and third sentence as follows:

           In addition, you cannot make transfers into the DCA Plus Account. Transfers out of the DCA Plus Account are subject to the requirements of the DCA Plus feature (see below).

      2. On page 11 of the SAI, under the heading "DOLLAR COST AVERAGING" the last paragraph is revised by adding a fourth sentence as follows:

           Dollar Cost Averaging is available when DCA Plus is in place, but funds in the DCA Plus Account are not eligible for Dollar Cost Averaging.

      3. On page 11 of the SAI, before the section entitled "Automatic Asset Reallocation" add a new section "DCA PLUS ACCOUNT (MAY BE DISCONTINUED AT ANY TIME)" and add the following description:

           This feature permits you to set up automatic dollar cost averaging using a 12-month DCA Plus Account and is only available at policy issue. The DCA Plus Account will earn a fixed interest rate. This fixed interest rate will be different and generally should earn a higher rate than the Fixed Account. The guaranteed minimum interest rate is the same as Fixed Account's minimum interest rate (4% for Survivorship Variable Universal Life). You can request DCA Plus in addition to our existing options.

           In order to elect DCA Plus, you must allocate a minimum of $1,000 of your initial premium to the DCA Plus Account. If you do not allocate the minimum amount to the DCA Plus account, the premium amount will be automatically applied to the Investment Divisions and/or the Fixed Account that you have specified to receive transfers from the DCA Plus Account. You must specify the Investment Divisions into which transfers from the DCA Plus Account are to be made. Amounts in the DCA Plus Account will be transferred to the Investment Divisions within a maximum of 12 monthly transfers. These monthly transfers will begin on a date selected by you, the Policyowner (cannot select the 29th, 30th or 31st as a date for these transfers). Transfers will be made on the same day or on the next Business Day (if the day is not a Business Day) each month for a 12-month period. The amount of transfer will be calculated at the time of the scheduled transfer based on the number of remaining monthly transfers and the remaining value in the DCA Plus Account. For example, the amount of the first monthly transfers out of the DCA Plus Account will equal 1/12 of the value of the DCA Plus Account on the date of the transfer. The amount of the remaining transfers will equal 1/11, 1/10, 1/9, 1/8, 1/7, 1/6, 1/5, 1/4, 1/3, 1/2, and the balance, respectively, of the value of the DCA Plus Account on the date of each transfer.

           Any subsequent premium allocated to DCA Plus that we receive during the 12 months of DCA Plus, will be added to the existing balance in the DCA Plus Account and be subsequently transferred out in accordance with the remaining transfers. These subsequent premium contributions will be credited with the current interest rate for the DCA Plus Account in effect on the date the premium is received. Only new premium contributions can be added to the DCA Plus Account while active. Transfers into the DCA Plus Account are not permitted. The entire value of the DCA Plus Account will be transferred out during the 12 month period or sooner if the balance falls below $100.00. If on any given month, the amount of a transfer would leave a balance of less than $100.00 in the DCA Plus Account, the entire balance will be transferred out at this point. Once the balance of the DCA Plus Account reaches zero, DCA Plus ends. If an additional premium payment is allocated to the DCA Plus Account, after the duration period has expired or the DCA Plus Account balance has reached zero, the premium contribution will be allocated to the DCA Plus destination funds and you will be notified that your allocations should be changed to reflect the cease of DCA Plus.

           You can make partial withdrawals, loans, and transfers (in addition to the automatic transfers described above) from the DCA Plus Account. Loans from the DCA Plus Account are repaid to the Fixed Account.

           Use of the DCA Plus Account does not assure growth or protect against loss in declining markets. Assets in our General Account support the DCA Plus Account.

      4. On page 11 of the SAI, under the heading "AUTOMATIC ASSET REALLOCATION" the fourth paragraph is revised by adding a fourth sentence:

           Automatic Asset Reallocation is available when DCA Plus is in place, but funds in the DCA Plus Account are not eligible for Automatic Asset Reallocation.

      5. On page 12 of the SAI, under the heading "Interest Sweep" the last paragraph is revised by adding a fifth sentence as follows:

           Interest Sweep is available when DCA Plus is in place, but funds in the DCA Plus Account are not eligible for Interest Sweep.

      6. On page 22 of the SAI, under the heading "Charges for Taxes" references to term "Fixed Account" in the first paragraph are revised to state:
         Fixed Account and/or DCA Plus Account.

      7. On page 24 of the SAI, under the heading "Expense Allocation" the last sentence of the first paragraph is deleted and replaced with the following:

           You can instruct us at the time of the application and any time thereafter, to have expenses deducted from the MainStay VP Cash Management Investment Division, the Fixed Account, the DCA Plus Account, or a combination of the three.

           The first sentence of the second paragraph is deleted and replaced with the following:

           If the values in the MainStay VP Cash Management Investment, the 4 Fixed Account, and/or DCA Plus Account are insufficient to pay these charges, we will deduct as much of the charges as possible.

           The reference to "Fixed Account" in the last sentence of the second paragraph is revised to state: Fixed Account and/or DCA Plus Account.
                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010